UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811- 04997

Exact name of registrant as specified in charter:	DELAWARE GROUP EQUITY
FUNDS V

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	February 29, 2008

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Dividend Income Fund

February 29, 2008

	Number of
	Shares	Value
Common Stock – 53.86%
Consumer Discretionary – 3.54%
Gap	490,000	$9,883,300
*Limited Brands	525,100	8,007,775
Mattel	466,100	9,005,052
†Time Warner Cable Class A	12	330
		26,896,457
Consumer Staples – 5.38%
B&G Foods Class A	193,400	1,922,396
Heinz (H.J.)	225,200	9,933,572
*Kimberly-Clark	150,900	9,835,662
Kraft Foods Class A	332,700	10,370,259
*Safeway	307,700	8,843,298
		40,905,187
Diversified REITs – 1.24%
*iStar Financial	140,600	2,771,226
Liberty Property Trust	32,000	950,720
Vornado Realty Trust	67,900	5,673,724
		9,395,670
Energy – 2.58%
Chevron	112,900	9,783,914
ConocoPhillips	119,400	9,875,574
		19,659,488
Financials – 9.45%
Allstate	191,200	9,125,976
Chubb	178,900	9,106,010
Discover Financial Services	659,950	9,958,645
Hartford Financial Services Group	125,300	8,758,470
*Huntington Bancshares	684,000	8,358,480
Morgan Stanley	226,700	9,548,604
Wachovia	281,500	8,619,530
*Washington Mutual	568,600	8,415,280
		71,890,995
Health Care – 7.89%
Abbott Laboratories	178,900	9,580,095
Baxter International	161,900	9,555,338
Bristol-Myers Squibb	432,700	9,783,347
Johnson & Johnson	170,800	10,582,768
Pfizer	437,000	9,736,360
Wyeth	247,700	10,804,673
		60,042,581
Health Care REITs – 1.30%
*HCP	83,500	2,436,530
*Health Care REIT	44,900	1,848,084
*Nationwide Health Properties	37,800	1,146,474
*Ventas	106,800	4,466,376
		9,897,464
Hotel REITs – 0.88%
*Ashford Hospitality Trust	150,500	1,000,825
Hersha Hospitality Trust	330,400	2,966,992
*Host Hotels & Resorts	169,200	2,739,348
		6,707,165

Industrial REITs – 1.23%
AMB Property	46,500	2,333,370
*First Potomac Realty Trust	63,500	992,505
*ProLogis	111,900	6,029,172
		9,355,047
Industrials – 3.41%
Donnelley (R.R.) & Sons	303,600	9,663,588
Genesis Lease ADR	116,000	2,187,760
Grupo Aeroportuario del Centro Norte ADR	70,542	1,594,955
*Macquarie Infrastructure	60,000	2,010,600
@†Õ=Port Townsend	1,110	692,640
Waste Management	299,300	9,826,019
		25,975,562
Information Technology – 4.83%
Intel	469,600	9,368,520
International Business Machines	83,300	9,484,538
Motorola	847,600	8,450,572
Xerox	643,400	9,457,980
		36,761,610
Mall REITs – 2.33%
General Growth Properties	91,500	3,230,865
*Macerich	69,300	4,435,200
*Simon Property Group	120,100	10,064,380
		17,730,445
Manufactured Housing REITs – 0.33%
*Equity Lifestyle Properties	40,600	1,854,608
*Sun Communities	31,900	650,122
		2,504,730
Materials – 1.33%
duPont (E.I.) deNemours	217,600	10,100,992
		10,100,992
Mortgage REITs – 0.19%
Chimera Investment	86,000	1,425,020
		1,425,020

Multifamily REITs – 1.12%
*American Campus Communities	55,600	1,451,160
*Apartment Investment & Management	36,120	1,244,334
AvalonBay Communities	7,900	730,197
*Camden Property Trust	31,800	1,510,182
Equity Residential	72,700	2,775,686
*UDR	35,300	788,955
		8,500,514
Office REITs – 1.40%
*Alexandria Real Estate Equities	38,700	3,552,660
*Duke Realty	25,000	573,000
*Highwoods Properties	59,300	1,748,164
Mack-Cali Realty	42,800	1,476,172
PS Business Parks	22,300	1,082,665
*SL Green Realty	24,400	2,232,600
		10,665,261
Self-Storage REITs – 0.61%
Public Storage	57,300	4,661,928
		4,661,928
Shopping Center REITs – 0.88%
Developers Diversified Realty	32,400	1,249,344
*Equity One	80,900	1,731,260
*Federal Realty Investment Trust	43,600	3,125,248
Ramco-Gershenson Properties	27,200	604,384
		6,710,236

Specialty REITs – 0.22%
*Entertainment Properties Trust	35,200	1,649,824
		1,649,824
Telecommunications – 2.51%
AT&T	278,200	9,689,706
†Century Communications	1,625,000	1,138
*Verizon Communications	259,700	9,432,304
		19,123,148
Transportation – 0.00%
†Northwest Airlines	918	12,329
		12,329
Utilities – 1.21%
†Mirant	448	16,576
*Progress Energy	218,300	9,148,953
		9,165,529
Total Common Stock (cost $467,026,760)		409,737,182

Convertible Preferred Stock – 4.85%
Automobiles & Automotive Parts – 0.21%
General Motors 5.25% exercise price $64.90, expiration date 3/6/32	88,650	1,605,452
		1,605,452
Banking, Finance & Insurance – 2.04%
Aspen Insurance 5.625% exercise price $29.28, expiration date 12/31/49	37,800	2,050,650
•Citigroup Funding 4.583% exercise price $29.50, expiration date 9/27/08	155,000	3,695,199
E Trade Group 6.125% exercise price $21.82, expiration date 11/18/08	75,500	537,938
#Goldman Sachs Group 144A 35.60% exercise price $100.00, expiration date 8/22/08	20,000	2,033,280
#Morgan Stanley 144A
11.00% exercise price $94.64, expiration date 1/7/09	35,432	3,141,577
24.50% exercise price $54.67, expiration date 8/20/08	36,600	1,949,499
Sovereign Capital Trust IV 4.375% exercise price $ 29.16, expiration date 3/1/34	35,700	1,218,263
XL Capital 7.00% exercise price $80.59, expiration date 2/15/09	64,400	917,700
		15,544,106
Basic Materials – 0.31%
Freeport-McMoRan Copper & Gold 6.75% exercise price $73.50, expiration date 5/1/10	16,200	2,393,874
		2,393,874
Cable, Media & Publishing – 0.17%
#Interpublic Group 144A 5.25% exercise price $13.66, expiration date 12/31/49	1,500	1,293,563
		1,293,563
Energy – 0.59%
Chesapeake Energy 4.50% exercise price $44.17, expiration date 12/31/49	17,075	1,987,103
El Paso Energy Capital Trust I 4.75% exercise price $41.59, expiration date 3/31/28	39,900	1,456,350
McMoRan Exploration 6.75% exercise price $14.88, expiration date 11/15/10	8,600	1,020,519
		4,463,972
Health Care & Pharmaceuticals – 0.53%
Mylan 6.50% exercise price $17.08, expiration date 11/15/10	1,700	1,525,087
Schering-Plough 6.00% exercise price $33.69, expiration date 8/13/10	12,000	2,479,500
		4,004,587
Telecommunications – 0.31%
Lucent Technologies Capital Trust I 7.75% exercise price $24.80, expiration date 3/15/17	3,000	2,347,500
		2,347,500
Utilities – 0.69%
•CenterPoint Energy 2.00% exercise price $40.88, expiration date 9/15/29	26,000	810,940
Entergy 7.625% exercise price $87.14, expiration date 2/17/09	40,750	2,546,875
NRG Energy 5.75% exercise price $30.23, expiration date 3/16/09	5,335	1,899,260
		5,257,075
Total Convertible Preferred Stock (cost $42,737,719)		36,910,129

	Principal
	Amount
Convertible Bonds – 14.42%
Aerospace & Defense – 0.41%
#AAR 144A 1.75% 2/1/26 exercise price $29.43, expiration date 2/1/26	$1,150,000	1,266,438
#L-3 Communications 144A 3.00% 8/1/35 exercise price $101.70, expiration date 8/1/35	1,500,000	1,863,750
		3,130,188
Banking, Finance & Insurance – 0.28%
•U.S. Bancorp
*3.176% 9/20/36 exercise price $38.28, expiration date 9/20/36	500,000	501,600
#144A 3.176% 9/20/36 exercise price $38.28, expiration date 9/20/36	1,625,000	1,630,200
		2,131,800
Basic Industry – 0.39%
#Apex Silver Mines 144A 2.875% 3/15/24 exercise price $28.62, expiration date 3/15/24	1,000,000	751,250
Rayonier TRS Holdings 3.75% 10/15/12 exercise price $54.82, expiration date 10/15/12	2,130,000	2,209,875
		2,961,125
Cable, Media & Publishing – 0.65%
Liberty Media 3.25% 3/15/31 exercise price $53.86, expiration date 3/8/31	3,000,000	2,141,250
#Playboy Enterprises 144A 3.00% 3/15/25 exercise price $17.02, expiration date 3/15/25	3,240,000	2,794,500
		4,935,750
Computers & Technology – 3.20%
Advanced Micro Devices
*6.00% 5/1/15 exercise price $28.08, expiration date 5/1/15	2,430,000	1,661,513
#144A 6.00% 5/1/15 exercise price $28.08, expiration date 5/1/15	3,385,000	2,314,494
Electronic Data Systems 3.875% 7/15/23 exercise price $34.14, expiration date 7/15/23	3,200,000	3,135,999
Euronet Worldwide 3.50% 10/15/25 exercise price $40.48, expiration date 10/15/25	3,445,000	3,096,193
Fairchild Semiconductor 5.00% 11/1/08 exercise price $30.00, expiration date 11/1/08	1,950,000	1,952,438
Hutchinson Technology 3.25% 1/15/26 exercise price $36.43, expiration date 1/15/26	1,540,000	1,249,325
#Informatica 144A 3.00% 3/15/26 exercise price $20.00, expiration date 3/15/26	1,625,000	1,832,188
Intel
2.95% 12/15/35 exercise price $31.53, expiration date 12/15/35	500,000	475,000
#144A 2.95% 12/15/35 exercise price $31.53, expiration date 12/15/35	1,140,000	1,083,000
*ON Semiconductor 2.625% 12/15/26 exercise price $10.50, expiration date 12/15/26	2,725,000	2,374,156
SanDisk 1.00% 5/15/13 exercise price $82.36, expiration date 5/15/13	3,870,000	2,921,849
#Sybase 144A 1.75% 2/22/25 exercise price $25.22, expiration date 2/22/25	1,875,000	2,252,344
		24,348,499
Electronics & Electrical Equipment – 0.88%
*Fisher Scientific 3.25% 3/1/24 exercise price $40.20, expiration date 3/1/24	1,500,000	2,295,000
*Flextronics International 1.00% 8/1/10 exercise price $15.53, expiration date 8/1/10	3,450,000	3,406,875
Vishay Intertechnology 3.625% 8/1/23 exercise price $21.28, expiration date 8/1/23	1,000,000	997,500
		6,699,375
Energy – 1.13%
Halliburton 3.125% 7/15/23 exercise price $18.75, expiration date 7/15/23	1,750,000	3,589,688
Peabody Energy 4.75% 12/15/41 exercise price $58.45, expiration date 12/15/41	1,295,000	1,587,994
Pride International 3.25% 5/1/33 exercise price $25.70, expiration date 5/1/33	1,080,000	1,517,400
Transocean
1.50% 12/15/37 exercise price $168.61, expiration date 12/15/37	865,000	969,881
1.625% 12/15/37 exercise price $168.61, expiration date 12/15/37	865,000	965,556
		8,630,519
Environmental Services – 0.08%
Allied Waste Industries 4.25% 4/15/34 exercise price $20.43, expiration date 4/15/34	660,000	603,900
		603,900
Health Care & Pharmaceuticals – 3.35%
Allergan
1.50% 4/1/26 exercise price $63.33, expiration date 4/1/26	600,000	678,750
#144A 1.50% 4/1/26 exercise price $63.33, expiration date 4/1/26	1,935,000	2,188,968
Amgen
0.375% 2/1/13 exercise price $79.48, expiration date 2/1/13	1,680,000	1,507,800
#144A 0.375% 2/1/13 exercise price $79.48, expiration date 2/1/13	775,000	695,563
•Bristol-Myers Squibb 4.491% 9/15/23 exercise price $41.28, expiration date 9/15/23	1,600,000	1,599,744
CV Therapeutics 3.25% 8/16/13 exercise price $27.00, expiration date 8/16/13	530,000	402,800
Encysive Pharmaceuticals
2.50% 3/15/12 exercise price $13.95, expiration date 3/15/12	200,000	192,500
#144A 2.50% 3/15/12 exercise price $13.95, expiration date 3/15/12	2,000,000	1,925,000
Genzyme 1.25% 12/1/23 exercise price $71.24, expiration date 12/1/23	2,000,000	2,267,500
Health Management Associates 4.375% 8/1/23 exercise price $13.93, expiration date 8/1/23	1,550,000	1,548,063
¦Hologic 2.00% 12/15/37 exercise price $77.19, expiration date 12/15/37	1,715,000	1,751,444

LifePoint Hospitals 3.50% 5/15/14 exercise price $51.79, expiration date 5/14/14	850,000	702,313
Lincare Holdings 3.00% 6/15/33 exercise price $53.33, expiration date 6/15/33	2,000,000	1,992,500
Medtronic
1.50% 4/15/11 exercise price $56.08, expiration date 4/15/11	1,000,000	1,075,000
*1.625% 4/15/13 exercise price $56.08, expiration date 4/15/13	2,000,000	2,152,500
Teva Pharmaceutical Finance 0.25% 2/1/26 exercise price $47.06, expiration date 2/1/26	1,535,000	1,671,231
•Wyeth 3.581% 1/15/24 exercise price $60.09, expiration date 1/15/24	3,000,000	3,135,899
		25,487,575
Leisure, Lodging & Entertainment – 0.48%
#International Game Technology 144A 2.60% 12/15/36 exercise price $61.78, expiration date 12/15/36	3,490,000	3,620,875
		3,620,875
Real Estate – 1.27%
#General Growth Properties 144A 3.98% 4/15/27 exercise price $88.72, expiration date 4/15/27	3,590,000	2,872,000
Health Care REIT 4.75% 12/1/26 exercise price $47.82, expiration date 12/1/26	2,150,000	2,252,125
MeriStar Hospitality 9.50% 4/1/10 exercise price $10.18, expiration date 4/1/10	1,685,000	1,729,653
*#Weingarten Realty Investors 144A 3.95% 8/1/26 exercise price $46.13, expiration date 8/1/26	3,000,000	2,827,500
		9,681,278
Retail – 0.69%
Pantry 3.00% 11/15/12 exercise price $50.10, expiration date 11/15/12	1,755,000	1,498,331
#Saks 144A 2.00% 3/15/24 exercise price $11.97, expiration date 3/15/24	1,135,000	1,611,700
Sonic Automotive 5.25% 5/7/09 exercise price $46.87, expiration date 5/7/09	1,000,000	985,000
#United Auto Group 144A 3.50% 4/1/26 exercise price $23.69, expiration date 4/1/26	1,150,000	1,178,750
		5,273,781
Telecommunications – 1.16%
Amdocs 0.50% 3/15/24 exercise price $43.12, expiration date 3/15/24	2,000,000	2,017,499
Level 3 Communications 3.50% 6/15/12 exercise price $5.46, expiration date 6/15/12	2,425,000	1,782,375
*NII Holdings 3.125% 6/15/12 exercise price $118.32, expiration date 6/15/12	3,435,000	2,997,038
#Nortel Networks 144A
1.75% 4/15/12 exercise price $32.00, expiration date 4/15/12	845,000	590,444
2.125% 4/15/14 exercise price $32.00, expiration date 4/15/14	845,000	545,025
Qwest Communications International 3.50% 11/15/25 exercise price $5.82, expiration date 11/15/25	750,000	861,563
		8,793,944
Transportation – 0.30%
*#ExpressJet Holdings 144A 4.25% 8/1/23 exercise price $18.20, expiration date 8/1/23	750,000	727,500
*JetBlue Airways 3.50% 7/15/33 exercise price $28.33, expiration date 7/15/33	1,625,000	1,592,500
		2,320,000
Utilities – 0.15%
Dominion Resources 2.125% 12/15/23 exercise price $36.33, expiration date 12/15/23	1,000,000	1,107,550
		1,107,550
Total Convertible Bonds (cost $114,094,771)		109,726,159

Corporate Bonds – 20.26%
Basic Industries – 1.94%
*AK Steel 7.75% 6/15/12	915,000	926,438
DRS Technologies 7.625% 2/1/18	750,000	753,750
Foundation Pennsylvania Coal 7.25% 8/1/14	1,495,000	1,487,524
Georgia-Pacific
7.70% 6/15/15	315,000	299,250
8.875% 5/15/31	865,000	774,175
#GTL Trade Finance 144A 7.25% 10/20/17	470,000	492,995
*#Ineos Group Holdings 144A 8.50% 2/15/16	700,000	528,500
Innophos 8.875% 8/15/14	615,000	602,700
#MacDermid 144A 9.50% 4/15/17	595,000	526,575
Momentive Performance Materials 9.75% 12/1/14	780,000	702,000
#NewPage 144A 10.00% 5/1/12	1,110,000	1,118,325
#Norske Skogindustrier 144A 7.125% 10/15/33	175,000	148,199
@=ÕPort Townsend Private Note 12.431% 8/27/12	310,800	307,692
Potlatch 13.00% 12/1/09	1,075,000	1,224,073
#Rock-Tenn 144A 9.25% 3/15/16	350,000	356,699
Rockwood Specialties Group 7.50% 11/15/14	790,000	758,400
•#Ryerson 144A 10.614% 11/1/14	675,000	627,750
#Sappi Papier Holding 144A 6.75% 6/15/12	1,460,000	1,453,023

Steel Dynamics
6.75% 4/1/15	545,000	535,463
#144A 7.375% 11/1/12	335,000	340,863
Verso Paper Holdings 9.125% 8/1/14	510,000	483,225
Witco 6.875% 2/1/26	460,000	315,100
		14,762,719
Brokerage – 0.27%
LaBranche
9.50% 5/15/09	1,100,000	1,124,750
11.00% 5/15/12	880,000	902,000
		2,026,750
Capital Goods – 1.42%
CPG International I 10.50% 7/1/13	620,000	548,700
DR Horton 8.00% 2/1/09	565,000	562,175
Graham Packaging 8.50% 10/15/12	785,000	708,463
Graphic Packaging International 8.50% 8/15/11	675,000	654,750
Greenbrier 8.375% 5/15/15	545,000	522,519
Interface 10.375% 2/1/10	1,130,000	1,186,499
Intertape Polymer 8.50% 8/1/14	825,000	695,063
KB HOME 8.625% 12/15/08	615,000	618,075
Koppers Industries 9.875% 10/15/13	610,000	648,125
L-3 Communications 7.625% 6/15/12	1,380,000	1,421,399
•NXP BV Funding 7.008% 10/15/13	615,000	498,919
Owens Brockway Glass Container 6.75% 12/1/14	1,205,000	1,211,024
Smurfit-Stone Container Enterprises 8.00% 3/15/17	470,000	418,300
#SPX 144A 7.625% 12/15/14	385,000	397,031
Trimas 9.875% 6/15/12	751,000	686,226
		10,777,268
Consumer Cyclical – 1.70%
Ford Motor 7.45% 7/16/31	780,000	536,250
Ford Motor Credit 7.80% 6/1/12	3,335,000	2,878,082
*General Motors 8.375% 7/15/33	695,000	535,150
Global Cash Access 8.75% 3/15/12	720,000	696,600
GMAC 6.875% 8/28/12	3,970,000	3,171,751
#Invista 144A 9.25% 5/1/12	660,000	678,975
Lear 8.75% 12/1/16	1,650,000	1,431,375
*Neiman Marcus Group PIK 9.00% 10/15/15	1,145,000	1,145,000
Tenneco
8.625% 11/15/14	548,000	539,780
*#144A 8.125% 11/15/15	690,000	695,175
#TRW Automotive 144A 7.00% 3/15/14	630,000	584,325
		12,892,463
Consumer Non-Cyclical – 1.03%
ACCO Brands 7.625% 8/15/15	565,000	494,375
Advanced Medical Optics 7.50% 5/1/17	515,000	442,900
#Bausch & Lomb 144A 9.875% 11/1/15	770,000	783,475
Cardtronics
9.25% 8/15/13	55,000	52,113
#144A 9.25% 8/15/13	625,000	592,188
*Constellation Brands 8.125% 1/15/12	1,115,000	1,120,575
Cott Beverages 8.00% 12/15/11	650,000	536,250
Del Monte
6.75% 2/15/15	300,000	286,500
8.625% 12/15/12	245,000	249,900
*Jarden 7.50% 5/1/17	716,000	630,975
National Beef Packing 10.50% 8/1/11	895,000	792,075
Pilgrim's Pride 8.375% 5/1/17	895,000	792,075
Visant Holding 8.75% 12/1/13	220,000	209,550
Universal Hospital Services PIK 8.50% 6/1/15	885,000	887,213
		7,870,164
Energy – 3.65%
AmeriGas Partners 7.125% 5/20/16	1,125,000	1,102,500

Chesapeake Energy
*6.375% 6/15/15	100,000	97,250
6.625% 1/15/16	1,665,000	1,629,619
Complete Production Service 8.00% 12/15/16	500,000	483,125
Compton Petroleum Finance 7.625% 12/1/13	1,740,000	1,626,900
Dynegy Holdings 7.75% 6/1/19	2,480,000	2,318,799
El Paso
*6.875% 6/15/14	1,145,000	1,176,553
7.00% 6/15/17	1,195,000	1,239,435
#El Paso Performance-Linked Trust 144A 7.75% 7/15/11	525,000	547,220
Energy Partners 9.75% 4/15/14	505,000	425,463
Ferrellgas Escrow 6.75% 5/1/14	1,045,000	1,025,406
Geophysique-Veritas
7.50% 5/15/15	155,000	156,550
7.75% 5/15/17	670,000	678,375
#Helix Energy Solutions 144A 9.50% 1/15/16	935,000	939,675
#Hilcorp Energy I 144A
7.75% 11/1/15	1,100,000	1,042,250
9.00% 6/1/16	455,000	457,275
Inergy Finance
6.875% 12/15/14	350,000	341,250
8.25% 3/1/16	200,000	206,000
KCS Energy 7.125% 4/1/12	465,000	441,750
#Key Energy Services 144A 8.375% 12/1/14	720,000	725,400
*Kinder Morgan Finance 5.35% 1/5/11	75,000	74,438
Mariner Energy 8.00% 5/15/17	1,175,000	1,133,875
Massey Energy
6.625% 11/15/10	310,000	310,000
6.875% 12/15/13	1,015,000	989,625
#OPTI Canada 144A
7.875% 12/15/14	485,000	474,088
8.25% 12/15/14	200,000	198,500
PetroHawk Energy 9.125% 7/15/13	1,325,000	1,358,125
Plains Exploration & Production 7.00% 3/15/17	1,180,000	1,138,700
Regency Energy Partners 8.375% 12/15/13	949,000	953,745
#Stallion Oilfield Services 144A 9.75% 2/1/15	625,000	484,375
Whiting Petroleum 7.25% 5/1/13	1,680,000	1,675,799
Williams 7.50% 1/15/31	2,205,000	2,348,324
		27,800,389
Finance & Investments – 0.42%
Leucadia National 8.125% 9/15/15	1,300,000	1,316,250
#LVB Acquisition Merger 144A 10.00% 10/15/17	750,000	779,063
#Nuveen Investments 144A 10.50% 11/15/15	1,185,000	1,082,794
Unum Group 5.859% 5/15/09	50,000	51,593
		3,229,700
Media – 0.67%
#Charter Communications Operating 144A 8.00% 4/30/12	1,155,000	1,079,925
CSC Holdings 7.625% 4/1/11	560,000	559,300
Dex Media West 9.875% 8/15/13	995,000	838,288
Lamar Media 6.625% 8/15/15	455,000	420,875
#LBI Media 144A 8.50% 8/1/17	465,000	409,200
#Quebecor Media 144A 7.75% 3/15/16	1,220,000	1,125,450
Time Warner Telecom Holdings 9.25% 2/15/14	660,000	663,300
		5,096,338
Real Estate – 0.22%
*Host Hotel & Resorts 7.125% 11/1/13	1,700,000	1,683,000
		1,683,000
Services Cyclical – 2.40%
Corrections Corporation of America
6.25% 3/15/13	1,225,000	1,228,063
7.50% 5/1/11	650,000	666,250
FTI Consulting 7.625% 6/15/13	2,195,000	2,288,287

#Galaxy Entertainment Finance 144A 9.875% 12/15/12	1,385,000	1,385,000
Gaylord Entertainment 8.00% 11/15/13	905,000	837,125
Harrah’s Operating
5.50% 7/1/10	1,010,000	896,375
#144A 10.75% 2/1/16	535,000	470,131
Hertz 8.875% 1/1/14	1,015,000	971,863
Kansas City Southern de Mexico 9.375% 5/1/12	2,025,000	2,116,124
Kansas City Southern Railway 9.50% 10/1/08	600,000	616,500
Majestic Star Casino 9.50% 10/15/10	575,000	508,875
Mandalay Resort Group
9.375% 2/15/10	1,070,000	1,104,775
9.50% 8/1/08	1,205,000	1,226,088
‡Northwest Airlines 10.00% 2/1/09	265,000	10,269
#Penhall International 144A 12.00% 8/1/14	565,000	477,425
#Pokagon Gaming Authority 144A 10.375% 6/15/14	1,753,000	1,831,884
Seabulk International 9.50% 8/15/13	469,000	497,140
Station Casinos 6.00% 4/1/12	560,000	476,000
Wynn Las Vegas Capital 6.625% 12/1/14	695,000	670,675
		18,278,849
Services Non-Cyclical – 1.88%
Allied Waste North America
7.375% 4/15/14	625,000	604,688
7.875% 4/15/13	1,170,000	1,200,713
ARAMARK 8.50% 2/1/15	2,435,000	2,410,649
Casella Waste Systems 9.75% 2/1/13	1,310,000	1,303,450
CRC Health 10.75% 2/1/16	2,350,000	2,220,750
HCA
9.25% 11/15/16	2,170,000	2,229,675
PIK 9.625% 11/15/16	1,550,000	1,604,249
•HealthSouth 7.008% 6/15/14	560,000	547,400
Iron Mountain
6.625% 1/1/16	505,000	483,538
8.625% 4/1/13	545,000	551,813
#Seminole Indian Tribe of Florida 144A
7.804% 10/1/20	775,000	795,840
8.03% 10/1/20	350,000	354,155
		14,306,920
Technology & Electronics – 0.19%
Freescale Semiconductor 8.875% 12/15/14	465,000	381,300
Sungard Data Systems 9.125% 8/15/13	1,049,000	1,062,113
		1,443,413
Telecommunications – 2.69%
=‡Allegiance Telecom 11.75% 2/15/08	10,000	732
American Tower
7.125% 10/15/12	1,150,000	1,184,500
#144A 7.00% 10/15/17	1,135,000	1,137,838
Broadview Networks Holdings 11.375% 9/1/12	860,000	838,500
•Centennial Communications 10.479% 1/1/13	1,110,000	1,026,750
Citizens Communications 7.125% 3/15/19	1,795,000	1,642,424
Cricket Communications 9.375% 11/1/14	510,000	456,450
#Digicel 144A 9.25% 9/1/12	1,080,000	1,090,800
•#Hellas Telecommunications Luxembourg II 144A 10.008% 1/15/15	870,000	639,450
Hughes Network Systems 9.50% 4/15/14	1,095,000	1,097,738
ΩInmarsat Finance 10.375% 11/15/12	1,465,000	1,424,712
Intelsat Bermuda 11.25% 6/15/16	1,145,000	1,146,431
Lucent Technologies 6.45% 3/15/29	1,144,000	863,720
MetroPCS Wireless 9.25% 11/1/14	850,000	752,250
•Nortel Networks 8.508% 7/15/11	1,375,000	1,196,250
NTL Cable 9.125% 8/15/16	770,000	650,650
PAETEC Holding 9.50% 7/15/15	540,000	503,550
Qwest 7.50% 10/1/14	1,020,000	1,014,900
*Qwest Capital Funding 7.25% 2/15/11	1,255,000	1,226,763

Rural Cellular
•8.989% 11/1/12	430,000	436,450
9.875% 2/1/10	915,000	944,738
Windstream 8.125% 8/1/13	1,150,000	1,152,875
		20,428,471
Utilities – 1.78%
AES
7.75% 3/1/14	690,000	702,075
8.00% 10/15/17	730,000	748,250
Elwood Energy 8.159% 7/5/26	882,412	880,918
Midwest Generation 8.30% 7/2/09	628,674	638,104
Mirant Americas Generation 8.30% 5/1/11	1,460,000	1,476,425
Mirant North America 7.375% 12/31/13	1,195,000	1,205,456
NRG Energy 7.375% 2/1/16	4,075,000	3,937,469
Orion Power Holdings 12.00% 5/1/10	956,000	1,042,040
#Texas Competitive Electric 144A 10.25% 11/1/15	2,995,000	2,935,100
		13,565,837
Total Corporate Bonds (cost $160,242,020)		154,162,281

Leveraged Non-Recourse Security – 0.00%
@w#JPMorgan Fixed Income Pass Through Trust 2007 144A 0.02% 1/15/87	1,300,000	0
Total Leveraged Non-Recourse Security (cost $1,105,000)		0

	Number of
	Shares
Exchange Traded Fund – 0.10%
*iShares Dow Jones U.S. Real Estate Index Fund	12,300	774,408
Total Exchange Traded Fund (cost $874,940)		774,408

Preferred Stock– 0.45%
Industrials – 0.03%
@=Õ Port Townsend	222	219,780
		219,780
Leisure, Lodging & Entertainment – 0.06%
Red Lion Hotels Capital Trust 9.50%	17,479	439,160
		439,160
Real Estate – 0.36%
W2007 Grace Acquisitions 8.75%	21,700	238,700
SL Green Realty 7.625%	108,900	2,477,475
		2,716,175
Total Preferred Stock (cost $3,961,583)		3,375,115

Residual Interest Trust Certificate – 0.07%
@w#Auction Pass Thru Trust 2007-6 144A	1,000,000	511,700
Total Residual Interest Trust Certificate (cost $1,088,378)		511,700

Warrants – 0.00%
@†=Õ Port Townsend	222	5,328
†#Solutia 144A, exercise price $7.59, expiration date 7/15/09	12	0
Total Warrants (cost $6,349)		5,328
	Principal
	Amount
«Senior Secured Loans – 3.54%
AlixPartners Term B 7.25% 10/12/13	$593,501	553,440
Allied Waste North America 7.73% 3/28/14	505,000	473,122
ALLTEL 7.69% 12/31/14	628,425	570,117
Aramark
6.705% 1/26/14	1,401,406	1,297,835
7.485% 1/26/14	98,594	91,323
BNY ConvergEx Group 7.39% 9/29/13	1,050,000	887,250
Building Materials 8.256% 2/22/14	1,347,021	1,088,568

Coffeyville Resources Credit Linked
5.26% 12/28/10	122,133	112,362
8.365% 12/28/13	397,321	375,468
Community Health Systems
7.61% 7/2/14	2,260,518	2,072,612
7.61% 8/25/14	113,689	104,337
Dynegy Holdings 7.28% 4/2/13	735,000	665,638
Energy Futures Holdings 6.579% 10/10/14	2,223,175	2,030,570
Ford Motor 8.36% 11/29/13	1,221,255	1,046,335
Freescale Semiconductor 7.37% 12/1/13	1,047,362	891,279
General Motors 7.745% 11/17/13	1,193,237	1,051,540
Georgia Pacific Term Tranche Loan B 7.115% 12/22/12	800,000	740,336
Goodyear Tire & Rubber 7.47% 4/30/14	655,000	596,256
Hawker Beechcraft
8.16% 3/26/14	66,774	62,267
Term B 8.16% 3/26/14	783,226	730,946
HCA 7.12% 11/18/13	1,167,053	1,073,642
Idearc 7.35% 11/1/14	298,492	245,325
Jarden 7.67% 1/24/12	681,488	629,354
MacDermid 7.45% 4/12/14	511,003	429,242
NE Energy
7.87% 11/1/13	215,083	183,538
7.985% 11/1/13	26,423	22,547
Northwest Arilines 5.07% 8/21/13	520,000	445,739
Selector Remedy 8.36% 7/31/14	997,500	598,500
Solar Capital 7.53% 2/11/13	800,000	743,124
Talecris Biotherapeutics 2nd Lien 11.85% 12/6/14	780,000	663,000
Telesat Canada 9.00% 2/14/14	680,000	583,100
Time Warner Telecom Holdings 7.62% 1/7/13	743,375	695,056
Travelport 8.13% 8/1/13	632,446	557,343
Univision Communications 7.60% 9/15/14	600,000	507,133
USI Holdings 8.11% 5/4/14	995,000	875,600
Venetian Macau 7.10% 5/26/13	1,500,000	1,357,500
Windstream Term Loan B 8.36% 7/17/13	1,990,000	1,912,888
Total Senior Secured Loans (cost $29,700,729)		26,964,232

≠Discount Note – 2.24%
Federal Home Loan Bank 2.00% 3/3/08	17,065,870	17,063,974
Total Discount Note (cost $17,063,974)		17,063,974

Total Value of Securities Before Securities Lending Collateral – 99.79%
(cost $837,902,223)		759,230,508

	Number of
	Shares
Securities Lending Collateral** – 10.06%
Investment Companies
Mellon GSL DBT II Collateral Fund	76,548,991	76,548,991
Total Securities Lending Collateral (cost $76,548,991)		76,548,991

Total Value of Securities – 109.85%
(cost $914,451,214)		835,779,499	©
Obligation to Return Securities Lending Collateral** – (10.06%)		(76,548,991)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.21%		1,597,885
Net Assets Applicable to 71,634,030 Shares Outstanding – 100.00%		$760,828,393

†Non-income producing security for the period ended February 29, 2008.
‡Non-income producing security. Security is currently in default.

•Variable rate security. The rate shown is the rate as of February 29, 2008.
≠The rate shown is the effective yield at the time of purchase.
fStep coupon bond. Coupon increases periodically based on a predetermined schedule. Stated rate in effect at February 29, 2008.
ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
wPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
PRestricted Security. Investment in a security not registered under the Securities Act of 1933, as amended. This security has certain restrictions on resale which may limit its liquidity. At February 29, 2008, the aggregate amount of the restricted security was $1,225,440 which represented 0.16% of the Fund’s net assets. See Note 4 in “Notes.”
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 29, 2008, the aggregate amount of Rule 144A securities was $73,288,044, which represented 9.63% of the Fund’s net assets. See Note 4 in “Notes.”
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
@Illiquid security. At February 29, 2008, the aggregate amount of illiquid securities equaled $1,737,140, which represented 0.23% of the Fund’s net assets. See Note 4 in “Notes.”
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At February 29, 2008, the aggregate amount of fair valued securities was $1,226,172, which represented 0.16% of the Fund’s net assets. See Note 1 in “Notes.”
*Fully or partially on loan.
**See Note 3 in “Notes.”
©Includes $84,243,135 of securities loaned.

Summary of Abbreviations:
ADR – American Depositary Receipts
PIK – Pay-in-kind
REIT – Real Estate Investment Trust

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Equity Funds V - Delaware Dividend Income Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Long-term debt securities, credit default swap contracts and interest rate swap contracts are valued by an independent pricing service or broker and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Generally, total return swap contracts, spread swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Securities and Exchange Commission (SEC) guidance allows implementing FIN 48 in Fund net asset value calculations as late as the Fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on May 31, 2008. Although the Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the SEC. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At February 29, 2008, the Fund held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gains on investments, if any, annually.

2. Investments
At February 29, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 29, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$914,541,427
Aggregate unrealized appreciation	27,319,404
Aggregate unrealized depreciation	(106,081,332)
Net unrealized depreciation	$(78,761,928)

For federal income tax purposes, at November 30, 2007, capital loss carryforwards of $11,239,254 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $3,174,810 expires in 2009 and $8,064,444 expires in 2010.

Effective December 1, 2007, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs that are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of February 29, 2008:

Level	Securities	Derivatives
Level 1	$486,366,803		$-
Level 2	340,822,329		-
Level 3	8,590,367		-
Total	$835,779,499		$-

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Securities	Derivatives
Balance as of 11/30/2007	$698,921	$-
Net change in unrealized
appreciation/(depreciation)	(1,672,570)	-
Net purchases, sales, and settlements	8,459,016	-
Net transfers in and/or out of Level 3	1,105,000	-
Balance as of 2/29/08	$8,590,367	$-

Net change in unrealized
appreciation/depreciation from
Investments still held as of 2/29/08	$(3,262)	$-

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. (Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records securities lending income net of allocations to the security lending agent and the borrower.

At February 29, 2008, the market value of the securities on loan was $84,243,135, for which the Fund received collateral, comprised of non-cash collateral valued at $10,824,171, and cash collateral of $76,548,991 Investments purchased with cash collateral are presented on the schedule of investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BBB or lower by Standard & Poor's Ratings Group and/or Baa or lower by Moody’s Investor Services, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in REITs and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended February 29, 2008. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Both Rule 144A and illiquid securities have been identified on the schedule of investments.

Schedule of Investments (Unaudited)

Delaware Small Cap Core Fund

February 29, 2008

	Number of
	Shares	Value
Common Stock – 96.74%
Basic Materials – 5.34%
†Century Aluminum	10,500	$694,365
Ferro	34,410	554,001
Hercules	34,410	630,391
*†PolyOne	88,320	574,080
*†Rockwood Holdings	18,500	567,765
†RTI International Metals	10,080	553,090
†Terra Industries	12,780	577,784
		4,151,476
Business Services – 6.56%
Administaff	16,130	397,766
*†AMN Healthcare Services	32,920	532,974
*Arbitron	12,240	513,101
DeVry	10,970	482,022
†FTI Consulting	9,800	622,299
*Healthcare Services Group	22,825	451,479
*Heidrick & Struggles International	11,350	388,511
*†Kforce	36,650	313,358
McGrath RentCorp	22,550	472,197
UniFirst	9,030	348,829
†United Stationers	11,650	575,043
		5,097,579
Capital Goods – 8.28%
AAON	23,400	386,334
*Acuity Brands	11,600	515,156
*Applied Industrial Technologies	18,390	508,300
Barnes Group	21,380	486,181
†Chart Industries	8,700	298,497
†Columbus McKinnon	19,150	548,456
Crane	13,400	552,482
*DRS Technologies	13,280	744,875
†Kadant	16,760	420,676
Lincoln Electric Holdings	9,400	631,116
†Perini	5,170	193,772
†Rofin-Sinar Technologies	19,800	779,525
†URS	9,310	375,007
		6,440,377
Communication Services – 0.56%
Alaska Communications Systems Group	38,250	433,373
		433,373
Consumer Discretionary – 7.55%
*†Aeropostale	26,135	701,985
*†DSW Class A	21,900	398,799
*†Fossil	14,700	473,046
†J. Crew Group	9,510	380,876
*†Jos A Bank Clothiers	21,850	497,743
Phillips-Van Heusen	10,530	384,450
†Quiksilver	49,650	446,850
Stage Stores	40,300	510,198
*Tempur-Pedic International	27,350	476,437
*†True Religion Apparel	29,950	611,879
*†ULTA Salon Cosmetics & Fragrance	2,550	35,726
†Warnaco Group Class A	14,000	525,840
†WMS Industries	11,300	429,061
		5,872,890
Consumer Services – 3.59%
†AFC Enterprises	33,550	253,303
†Bally Technologies	6,550	248,311
*†Buffalo Wild Wings	20,400	472,668
CKE Restaurants	42,980	476,218

*IHOP	7,470	341,977
†Papa John's International	26,400	690,359
†Shuffle Master	37,450	308,588
		2,791,424
Consumer Staples – 2.22%
*Casey's General Stores	28,000	701,400
Longs Drug Stores	12,810	615,264
Seaboard	260	413,400
		1,730,064
Credit Cyclicals – 1.51%
Granite Construction	17,680	533,759
†Tenneco	25,230	637,058
		1,170,817
Energy – 6.88%
†Bristow Group	12,180	642,617
†Complete Production Services	19,800	384,516
†Hercules Offshore	27,000	684,180
Penn Virginia	15,970	679,683
†Petrohawk Energy	41,420	748,874
*†Petroquest Energy	47,550	749,388
*St. Mary Land & Exploration	15,660	577,541
†W-H Energy Services	14,050	883,323
		5,350,122
Financials – 11.17%
Aspen Insurance Holdings	24,210	700,636
Bancfirst	14,450	608,779
Citizens Republic Bancorp	37,150	413,480
City Holding	17,750	661,010
*Colonial BancGroup	19,690	237,855
Dime Community Bancshares	33,700	512,914
East West Bancorp	13,750	258,638
FBL Financial Group Class A	12,760	375,272
First Niagara Financial Group	49,500	565,290
*†FirstFed Financial	14,140	441,875
*Greenhill & Co	6,300	409,563
Max Capital Group	23,750	658,825
†RiskMetrics Group	8,700	187,920
RLI	11,730	612,658
*South Financial Group	32,050	462,482
Trustmark	22,700	448,552
†United America Indemnity	27,000	506,520
Waddell & Reed Financial Class A	20,010	627,113
		8,689,382
Health Care – 14.98%
Alberto-Culver	23,880	639,984
*†Align Technology	36,000	444,600
*†Alkermes	50,700	656,057
†Applera-Celera Group	46,370	642,688
†Bio-Rad Laboratories Class A	6,010	567,584
*†Cardiome Pharma	34,750	260,625
†Eurand	36,450	483,327
†Gen-Probe	6,450	308,375
*†Geron	57,550	283,146
†Healthways	9,850	338,348
†Hologic	6,100	367,891
†Kendle International	8,950	401,050
†Medarex	46,300	430,590
*Mentor	18,850	559,091
*†Noven Pharmaceuticals	27,300	370,188
*†Progenics Pharmaceuticals	20,150	308,295
*†Psychiatric Solutions	21,200	599,748
†Regeneron Pharmaceuticals	22,300	440,871
†Res-Care	26,050	561,117
*†Sciele Pharma	22,850	472,995
†Sun Healthcare Group	34,850	513,689
†Techne	9,050	618,930
†United Therapeutics	9,100	765,946
Vital Signs	12,050	612,743
		11,647,878

Media – 2.21%
*Entercom Communications Class A	19,920	222,506
infoUSA	61,350	466,874
National CineMedia	26,150	563,532
*†Scholastic	13,400	467,258
		1,720,170
Real Estate – 4.85%
*First Industrial Realty Trust	15,970	485,169
*Home Properties	12,810	589,516
*Maguire Properties	15,500	352,160
*Nationwide Health Properties	21,110	640,266
*Pennsylvania Real Estate Investment Trust	16,130	398,895
Senior Housing Properties Trust	35,570	756,574
*Sovran Self Storage	14,140	545,097
		3,767,677
Technology – 17.39%
*†Anixter International	8,350	546,007
*†Blackboard	15,750	453,128
†Chordiant Software	43,150	248,544
*†DealerTrack Holdings	17,400	356,178
*†Digital River	16,000	522,080
†Dionex	7,900	583,177
†Harris Stratex Networks Class A	34,600	347,384
†j2 Global Communications	26,450	569,203
*†Kulicke & Soffa Industries	59,800	307,970
†Lawson Software	60,250	469,950
*†MIPS Technologies	79,550	295,131
†Netgear	24,600	536,772
NTELOS Holdings	17,000	362,610
*†OmniVision Technologies	29,450	467,077
*†ON Semiconductor	71,950	431,700
†Progress Software	21,250	606,474
*Quality Systems	14,150	461,007
†Sapient	41,700	307,746
*†SAVVIS	20,150	391,515
*†Secure Computing	52,150	423,458
†SI International	20,100	500,088
†SPSS	15,050	572,351
*†Synaptics	16,050	429,980
*†Synchronoss Technolgies	15,000	241,200
†Tekelec	45,300	539,523
†Tessera Technologies	17,050	401,698
United Online	36,700	366,266
†Universal Electronics	19,100	433,570
†Viasat	24,300	509,571
†Virgin Mobile USA	48,080	243,766
†Virtusa	23,527	257,150
†Wind River Systems	47,100	340,533
		13,522,807
Transportation – 1.47%
†HUB Group	21,800	653,782
Pacer International	31,850	489,535
		1,143,317
Utilities – 2.18%
Black Hills	19,050	681,228
Cleco	15,820	362,436
Otter Tail	20,200	655,490
		1,699,154
Total Common Stock (cost $88,341,524)		75,228,507
	Principal
	Amount
≠Discount Note – 2.54%
Federal Home Loan Bank 2.00% 3/3/08	$1,972,332	1,972,113
Total Discount Note (cost $1,972,113)		1,972,113

Total Value of Securities Before Securities Lending Collateral – 99.28%
(cost $90,313,637)		77,200,620

	Number of
	Shares
Securities Lending Collateral** – 24.53%
Investment Companies
Mellon GSL DBT II Collateral Fund	19,070,806	19,070,806
Total Securities Lending Collateral (cost $19,070,806)		19,070,806

Total Value of Securities – 123.81%
(cost $109,384,443)		96,271,426	©
Obligation to Return Securities Lending Collateral** – (24.53%)		(19,070,806)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.72%		558,415

Net Assets Applicable to 7,718,322 Shares Outstanding – 100.00%		$77,759,035

≠The rate shown is the effective yield at the time of purchase.
†Non-income producing security for the period ended February 29, 2008.
*Fully or partially on loan.
**See Note 3 in "Notes."
©Includes $18,182,301 of securities loaned.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Equity Funds V - Delaware Small Cap Core Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Securities Exchange Commission (SEC) guidance allows implementing FIN 48 in the fund net asset value calculations as late as the fund's last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on May 31, 2008. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At February 29, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 29, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$109,721,649
Aggregate unrealized appreciation	$2,813,832
Aggregate unrealized depreciation	(16,264,055)
Net unrealized depreciation	$(13,450,223)

Effective December 1, 2007, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs that are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of February 29, 2008:

Level	Securities	Derivatives
Level 1	$94,299,313	$-
Level 2	1,972,113	-
Level 3	-	-
Total	$96,271,426	$-

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. (Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At February 29, 2008, the market value of the securities on loan was $18,182,301, for which cash collateral was received and invested in accordance with the lending agreement. Such investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended February 29, 2008. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. As of February 29, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Small Cap Value Fund

February 29, 2008
	Number of
	Shares	Value
Common Stock – 99.55%
Basic Industry – 10.40%
*AbitibiBowater	143,064	$1,480,712
*Albemarle	198,200	7,519,708
*Arch Coal	80,300	4,102,527
†Crown Holdings	308,900	7,694,699
Cytec Industries	110,400	6,323,712
FMC	145,900	8,259,399
*Hercules	162,900	2,984,328
Kaiser Aluminum	60,200	4,415,670
*Texas Industries	69,100	3,980,160
†Trimas	71,500	552,695
*Valspar	187,400	4,064,706
		51,378,316
Business Services – 3.21%
Brink's	149,000	9,972,570
*†United Stationers	118,959	5,871,816
		15,844,386
Capital Spending – 8.69%
*Actuant Class A	264,400	7,107,072
†Casella Waste Systems	119,700	1,183,833
†Gardner Denver	170,100	6,278,391
*Harsco	113,400	6,405,966
*Insteel Industries	182,600	1,966,602
Mueller Water Products Class B	164,588	1,433,561
Timken	157,800	4,754,514
*Wabtec	180,300	6,240,183
*Walter Industries	138,300	7,555,329
		42,925,451
Consumer Cyclical – 1.22%
*MDC Holdings	143,900	6,026,532
		6,026,532
Consumer Services – 11.34%
†AH Belo Class A	40,740	495,806
*Belo Class A	203,700	2,397,549
*Borders Group	299,000	2,768,740
Cato Class A	325,300	5,094,198
*†CEC Entertainment	159,700	4,284,751
†Dollar Tree Stores	209,200	5,612,836
*Men's Wearhouse	141,300	3,255,552
*Meredith	60,800	2,635,680
*PETsMART	156,400	3,367,292
Ross Stores	218,600	6,088,010
*Stage Stores	230,150	2,913,699
*Thor Industries	102,600	3,127,248
*†Warnaco Group	86,500	3,248,940
*Wolverine World Wide	206,050	5,460,325
*†Zale	271,600	5,247,312
		55,997,938
Consumer Staples – 2.58%
American Greetings Class A	193,400	3,639,788
*†Constellation Brands Class A	224,200	4,306,882

Del Monte Foods	537,000	4,822,260
		12,768,930
Energy – 9.01%
*†Grey Wolf	581,600	3,605,920
*†Hercules Offshore	210,976	5,346,132
*†Newfield Exploration	171,700	9,508,746
Southwest Gas	182,100	4,659,939
†W-H Energy Services	139,100	8,745,217
†Whiting Petroleum	206,300	12,629,686
		44,495,640
Financial Services – 18.53%
*Bank of Hawaii	185,700	8,917,314
Berkley (W.R.)	261,800	7,537,222
*Boston Private Financial Holdings	281,800	3,880,386
*Colonial BancGroup	429,300	5,185,944
*East West Bancorp	202,900	3,816,549
*First Midwest Bancorp	148,700	3,873,635
*Hancock Holding	117,800	4,363,312
Harleysville Group	154,700	5,194,826
*Independent Bank	102,100	2,702,587
Infinity Property & Casualty	131,500	5,282,355
*NBT Bancorp	139,300	2,670,381
Platinum Underwriters Holdings	244,400	8,431,800
Protective Life	129,000	4,978,110
*Provident Bankshares	218,900	2,786,597
*Selective Insurance Group	353,200	8,392,032
StanCorp Financial Group	101,700	4,992,453
Sterling Bancshares	446,500	4,156,915
*Sterling Financial	293,468	4,369,739
		91,532,157
Health Care – 7.87%
*†AMERIGROUP	178,400	6,422,400
*Owens & Minor	172,400	7,408,028
*†Pediatrix Medical Group	96,000	6,336,960
*Service Corp International	562,100	6,070,680
*STERIS	299,200	7,366,304
Universal Health Services Class B	98,400	5,256,528
		38,860,900
Real Estate – 4.39%
*Ashford Hospitality Trust	360,400	2,396,660
*Brandywine Realty Trust	292,937	4,903,765
*Education Realty Trust	203,400	2,591,316
*Highwoods Properties	165,600	4,881,888
*Washington Real Estate Investment Trust	215,800	6,888,336
		21,661,965
Technology – 15.34%
†Bell Microproducts	311,200	1,042,520
*†Brocade Communications Systems	853,700	6,564,953
*†Checkpoint Systems	162,700	3,937,340
†Cirrus Logic	703,700	3,617,018
†Compuware	861,500	6,857,540
*†Emulex	365,700	5,441,616
†Entegris	417,600	2,944,080
†Parametric Technology	443,000	6,782,330
*†Premiere Global Services	285,150	4,029,170
*QAD	218,000	1,905,320
*†Sybase	227,100	6,045,402
†Sykes Enterprises	336,300	5,646,477
*†Syniverse Holdings	242,700	4,113,765
†Synopsys	284,800	6,610,208
†Tech Data	159,700	5,325,995
*†Vishay Intertechnology	534,800	4,882,724

		75,746,458
Transportation – 4.08%
*Alexander & Baldwin	164,800	7,257,792
*†Kirby	160,600	7,239,848
*†Saia	115,200	1,664,640
SkyWest	181,300	4,010,356
		20,172,636
Utilities – 2.89%
*Black Hills	73,500	2,628,360
†El Paso Electric	253,000	5,176,380
*FairPoint Communications	155,500	1,530,120
*Otter Tail	118,400	3,842,080
*PNM Resources	91,400	1,082,176
		14,259,116
Total Common Stock (cost $433,576,960)		491,670,425

Total Value of Securities Before Securities Lending Collateral – 99.55%
(cost $433,576,960)		491,670,425

Securities Lending Collateral** – 24.54%
Investment Companies
Mellon GSL DBT II Collateral Fund	121,225,002	121,225,002
Total Securities Lending Collateral (cost $121,225,002)		121,225,002

Total Value of Securities – 124.09%
(cost $554,801,962)		612,895,427	©
Obligation to Return Securities Lending Collateral** – (24.54%)		(121,225,002)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.45%		2,241,165
Net Assets Applicable to 16,607,335 Shares Outstanding – 100.00%		$493,911,590

†Non-income producing security for the period ended February 29, 2008.
*Fully or partially on loan.
**See Note 3 in "Notes."
©Includes $115,437,725 of securities loaned.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Equity Funds V - Delaware Small Cap Value Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment (Collective Trust), is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Securities Exchange Commission (SEC) guidance allows implementing FIN 48 in the Fund net asset value calculations as late as the Fund's last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on May 31, 2008. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At February 29, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 29, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$554,927,399
Aggregate unrealized appreciation	$119,184,939
Aggregate unrealized depreciation	(61,216,911)
Net unrealized appreciation	$57,968,028

Effective December 1, 2007, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs that are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of February 29, 2008:

Level	Securities	Derivatives
Level 1	$612,895,427	$-
Level 2	-	-
Level 3	-	-
Total	$612,895,427	$-

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. (Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At February 29, 2008, the market value of securities on loan was $115,437,725, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended February 29, 2008. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. As of February 29, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: